                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
       This Amendment (Check only one.): [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Investors, L.P.*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Domenic J. Ferrante
Title: Managing Director of Brookside Capital
       Management, LLC, the general partner of
       Brookside Capital Investors, L.P., the
       general partner of Brookside Capital
       Partners Fund, L.P.
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                 02/13/06
 ------------------------  ------------------------  ------------------------

* The report on Form 13F for the period ended December 31, 2005 for Brookside Capital Investors, L.P. ("BCI-LP") is being filed by Brookside Capital Management, LLC, the general partner of BCI-LP, which is the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number      Name

          28-06946                  Brookside Capital Partners Fund, L.P.
          28-06625                  Brookside Capital Management, LLC